Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 7,911.1	$ 96.3	₨ 6,583.5
Margins in the form of cash and fixed deposit available to the bank to reimburse losses realized under guarantees	222,000.0		182,000.0
Outstanding Undrawn commitments to provide loans and financing to customers	372,300.0	4,500.0	730,900.0
Unconditional cancellable commitments	7,273,000.0	88,500.0	5,528,400.0
Guarantees
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 7,041.8	$ 85.7	₨ 5,760.7
Minimum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	one day
Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	24.7 years